UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008

(Address of principal executive offices) (Zip code)

213 Foxcroft Road
Broomall, PA 19008

(Name and address of agent for service)

215-882-9983

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Alpha Architect ETF Trust

Alpha Architect U.S. Quantitative Value ETF

Alpha Architect International Quantitative Value ETF

Alpha Architect U.S. Quantitative Momentum ETF

Alpha Architect International Quantitative Momentum ETF

Alpha Architect Value Momentum Trend ETF

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

ALPHA ARCHITECT ETF TRUST

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Alpha Architect U.S. Quantitative Value ETF

Sector	% Net Assets
Manufacturing	36.9*
Wholesale Trade	11.1%
Professional, Scientific, and Technical Services	10.9%
Retail Trade	9.7%
Transportation and Warehousing	6.7%
Finance and Insurance	6.0%
Construction	6.1%
Administrative and Support and Waste Management and Remediation Services	5.1%
Real Estate and Rental and Leasing	2.8%
Management of Companies and Enterprises	2.0%
Accommodation and Food Services	1.8%
Other Assets	0.9%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Alpha Architect International Quantitative Value ETF

Sector	% Net Assets
Consumer Discretionary	19.6%
Materials	17.7%
Industrials	16.9%
Energy	8.3%
Metal Ore Mining	7.2%
Information Technology	6.6%
Manufacturing	5.1%
Construction	2.9%
Electrical Equipment	2.5%
Health Care Providers & Services	2.5%
Arts, Entertainment, and Recreation	2.5%
Health Care	2.3%
Household Products	2.3%
Mining, Quarrying, and Oil and Gas Extraction	1.9%
Other Assets	1.7%
Total	100.0%

*	For purposes of the Fund's compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund's holdings in the sub-classifications exceed 25% of the Fund's total assets.

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.

1

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Alpha Architect U.S. Quantitative Momentum ETF

Sector	% Net Assets
Manufacturing	31.7*
Information	26.0%
Finance and Insurance	16.6%
Professional, Scientific, and Technical Services	10.0%
Construction	4.8%
Wholesale Trade	3.3%
Information Technology	2.3%
Administrative and Support and Waste Management and Remediation Services	1.9%
Health Care and Social Assistance	1.8%
Retail Trade	1.5%
Other Assets	0.1%
Total	100.0%

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Alpha Architect International Quantitative Momentum ETF

Sector	% Net Assets
Information Technology	21.1*
Financials	17.8%
Health Care	12.3%
Real Estate	9.8%
Consumer Discretionary	9.6%
Consumer Staples	8.2%
Industrials	6.3%
Utilities	4.5%
Telecommunications	2.7%
Metal Ore Mining	2.6%
Food and Beverage Stores	2.3%
Educational Services	2.1%
Other Assets	0.7%
Total	100.0%

*	For purposes of the Fund's compliance with its concentration limits, the Fund uses various sub-classifications, and none of the Fund's holdings in the sub-classifications exceed 25% of the Fund's total assets.

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.

2

Tabular Presentation of Schedule of Investments

As of March 31, 2020 (Unaudited)

Alpha Architect Value Momentum Trend ETF

Sector	% Net Assets
Investment Companies - Long	86.8%
Investment Companies - Short	-71.5%
Other Assets	84.7%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser's internal sector classifications.

3

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.1%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 2.3%
97,840	H&R Block, Inc.	$1,377,587
Advertising, Public Relations, and Related Services - 2.7%
29,973	Omnicom Group, Inc.	1,645,518
Animal Food Manufacturing - 2.9%
60,522	Herbalife Nutrition Ltd. (a)(b)	1,764,822
Clothing Stores - 4.3%
164,429	American Eagle Outfitters, Inc.	1,307,211
165,464	Hanesbrands, Inc.	1,302,202
		2,609,413
Commercial and Industrial Machinery and Equipment Rental and Leasing - 2.8%
16,283	United Rentals, Inc. (a)	1,675,521
Computer Systems Design and Related Services - 3.1%
17,555	F5 Networks, Inc. (a)	1,871,890
Converted Paper Product Manufacturing - 3.2%
22,547	Packaging Corp. of America	1,957,756
Cut and Sew Apparel Manufacturing - 1.8%
28,764	PVH Corp.	1,082,677
Department Stores - 2.8%
58,189	Kohl’s Corp.	848,978
169,017	Macy’s, Inc.	829,873
		1,678,851
Drugs and Druggists’ Sundries Merchant Wholesalers - 3.4%
23,523	AmerisourceBergen Corp.	2,081,785
Electric Lighting Equipment Manufacturing - 2.9%
20,243	Acuity Brands, Inc.	1,734,015
Electronics and Appliance Stores - 2.5%
26,532	Best Buy Co., Inc.	1,512,324
Employment Services - 5.0%
27,896	ManpowerGroup, Inc.	1,478,209
42,121	Robert Half International, Inc.	1,590,068
		3,068,277
Engine, Turbine, and Power Transmission Equipment Manufacturing - 5.3%
38,676	Brunswick Corp.	1,367,970
13,502	Cummins, Inc.	1,827,091
		3,195,061
Financial Investment Activities - 3.4%
27,982	Gilead Sciences, Inc.	2,091,934
Foundries - 2.8%
19,542	Reliance Steel & Aluminum Co.	1,711,684
Household Appliance Manufacturing - 2.3%
16,218	Whirlpool Corp.	1,391,504
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 2.8%
67,816	Avnet, Inc.	1,702,182
Insurance Carriers - 2.7%
7,154	Anthem, Inc.	1,624,244
Leather and Allied Product Manufacturing - 1.9%
87,239	Tapestry, Inc.	1,129,745
Management of Companies and Enterprises - 2.0%
63,231	Xerox Holdings Corp.	1,197,595
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.0%
103,339	KAR Auction Services, Inc.	1,240,068
Motor Vehicle Parts Manufacturing - 5.5%
51,760	Allison Transmission Holdings, Inc.	1,687,893
67,335	BorgWarner, Inc.	1,640,954
		3,328,847

The accompanying notes are an integral part of these financial statements.

4

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
Nonresidential Building Construction - 1.8%
48,422	PulteGroup, Inc.	$1,080,779
Pharmaceutical and Medicine Manufacturing - 3.4%
6,472	Biogen, Inc. (a)	2,047,611
Residential Building Construction - 2.0%
36,481	DR Horton, Inc.	1,240,354
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.6%
33,733	Eastman Chemical Co.	1,571,283
Scheduled Air Transportation - 6.7%
43,022	Alaska Air Group, Inc.	1,224,836
44,049	Delta Air Lines, Inc.	1,256,718
45,445	Southwest Airlines Co.	1,618,297
		4,099,851
Shoe Stores - 2.3%
63,174	Foot Locker, Inc.	1,392,987
Specialized Design Services - 2.8%
55,703	International Paper Co.	1,734,034
Tobacco Manufacturing - 3.1%
48,355	Altria Group, Inc.	1,869,888
Traveler Accommodation - 1.8%
51,733	Wyndham Destinations, Inc.	1,122,606
Utility System Construction - 2.2%
41,628	MasTec, Inc. (a)	1,362,484
	TOTAL COMMON STOCKS (Cost $88,786,438)	60,195,177

MONEY MARKET FUNDS - 0.5%
251,246	First American Government Obligations Fund - Class X, 0.43% (c)	251,246
	TOTAL MONEY MARKET FUNDS (Cost $251,246)	251,246

	TOTAL INVESTMENTS (Cost $89,037,684) - 99.6%	60,446,423
	Other Assets in Excess of Liabilities - 0.4%	269,949
	TOTAL NET ASSETS - 100.0%	$60,716,372

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

5

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 98.3%
Australia - 13.3%
1,307,737	Beach Energy Ltd.	$925,049
86,044	BHP Group Ltd.	1,533,788
231,800	BlueScope Steel Ltd.	1,230,468
93,681	CIMIC Group Ltd.	1,339,741
334,676	Fortescue Metals Group Ltd.	2,058,595
351,094	Iluka Resources Ltd.	1,507,388
945,447	Whitehaven Coal Ltd.	1,119,474
		9,714,503
Finland - 2.4%
63,710	UPM-Kymmene OYJ	1,762,969
France - 4.5%
80,409	Peugeot S.A.	1,078,830
49,687	Publicis Groupe S.A.	1,431,371
41,215	Renault S.A.	804,936
		3,315,137
Hong Kong - 3.0%
1,882,709	Xinyi Glass Holdings Ltd.	2,161,312
Italy - 1.9%
138,973	Eni S.p.A.	1,413,181
Japan - 52.2%
97,910	Alfresa Holdings Corp.	1,833,906
116,136	Brother Industries Ltd.	1,786,458
137,752	DMG Mori Co., Ltd.	1,155,567
240,218	Inpex Corp.	1,360,100
188,456	Isuzu Motors Ltd.	1,253,686
159,726	Kajima Corp.	1,647,395
144,282	Kinden Corp.	2,140,244
41,706	Koito Manufacturing Co., Ltd.	1,417,674
64,840	Kyudenko Corp.	1,762,635
189,510	Nexon Co., Ltd.	3,110,766
171,518	Nikon Corp.	1,591,955
213,702	Obayashi Corp.	1,840,391
37,144	Okuma Corp.	1,203,877
62,160	Sankyo Co., Ltd.	1,818,119
100,594	Sekisui House Ltd.	1,669,472
234,498	Shimizu Corp.	1,842,835
78,036	Showa Denko K.K.	1,623,497
35,626	Sony Corp.	2,127,455
129,810	Sumco Corp.	1,681,705
130,740	Sumitomo Dainippon Pharma Co., Ltd.	1,705,912
215,452	Tokai Carbon Co., Ltd.	1,787,335
156,440	Tosoh Corp.	1,789,548
		38,150,532
Norway - 1.9%
112,230	Equinor ASA	1,415,768

The accompanying notes are an integral part of these financial statements.

6

Alpha Architect International Quantitative Value ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
Sweden - 3.9%
65,622	Lundin Petroleum AB	$1,263,677
113,521	SKF AB	1,568,687
		2,832,364
United Kingdom - 15.2%
80,645	Anglo American PLC	1,418,793
37,786	Berkeley Group Holdings PLC	1,696,660
100,196	Mondi PLC	1,718,698
73,912	Persimmon PLC	1,759,460
279,634	Redrow PLC	1,248,660
39,062	Rio Tinto PLC	1,804,171
998,038	Taylor Wimpey PLC	1,456,601
		11,103,043
	TOTAL COMMON STOCKS (Cost $100,893,846)	71,868,809

MONEY MARKET FUNDS - 0.4%
302,132	First American Government Obligations Fund - Class X, 0.43% (a)	302,132
	TOTAL MONEY MARKET FUNDS (Cost $302,132)	302,132

	TOTAL INVESTMENTS - 98.7% (Cost $101,195,978)	72,170,941
	Other Assets in Excess of Liabilities - 1.3%	939,102
	TOTAL NET ASSETS - 100.0%	$73,110,043

Percentages are stated as a percent of net assets.

(a) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

7

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 1.7%
9,077	Paylocity Holding Corp. (a)	$801,681
Activities Related to Credit Intermediation - 2.0%
52,682	The Western Union Co.	955,125
Aerospace Product and Parts Manufacturing - 1.4%
2,114	TransDigm Group, Inc.	676,882
Alumina and Aluminum Production and Processing - 1.3%
40,054	Arconic, Inc.	643,267
Architectural, Engineering, and Related Services - 2.2%
3,486	Teledyne Technologies, Inc. (a)	1,036,283
Automobile Dealers - 1.5%
13,508	CarMax, Inc. (a)	727,136
Building Finishing Contractors - 1.7%
11,646	TopBuild Corp. (a)	834,319
Business Support Services - 1.9%
6,390	Global Payments, Inc.	921,630
Cable and Other Subscription Programming - 4.4%
748	Cable One, Inc.	1,229,719
10,341	Roku, Inc. (a)	904,631
		2,134,350
Communications Equipment Manufacturing - 2.3%
4,315	Apple, Inc.	1,097,261
Computer Systems Design and Related Services - 4.0%
8,420	Alteryx, Inc. (a)	801,331
9,179	Okta, Inc. (a)	1,122,225
		1,923,556
Electrical Equipment Manufacturing - 2.2%
11,452	Generac Holdings, Inc. (a)	1,066,983
Financial Investment Activities - 10.7%
28,312	Apollo Global Management, Inc.	948,452
57,800	Clarivate Analytics PLC (a)(b)	1,199,350
18,762	Cohen & Steers, Inc.	852,733
3,996	MSCI, Inc.	1,154,684
21,833	The Blackstone Group Inc.	994,930
		5,150,149
Industrial Machinery Manufacturing - 1.9%
20,296	Applied Materials, Inc.	929,963
Insurance Carriers - 2.1%
9,678	Kinsale Capital Group, Inc.	1,011,641
Investment Pools and Funds - 1.9%
41,306	The Carlyle Group Inc.	894,275
Lumber and Other Construction Materials Merchant Wholesalers - 1.3%
51,940	Builders FirstSource, Inc. (a)	635,226
Medical Equipment and Supplies Manufacturing - 6.4%
4,260	DexCom, Inc. (a)	1,147,090
6,188	Insulet Corp. (a)	1,025,228
9,065	Nevro Corp. (a)	906,319
		3,078,637

The accompanying notes are an integral part of these financial statements.

8

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.0%
13,915	Copart, Inc. (a)	$953,456
Motor Vehicle Parts Manufacturing - 2.0%
44,178	Gentex Corp.	978,984
Nonresidential Building Construction - 1.4%
29,341	PulteGroup, Inc.	654,891
Offices of Physicians - 1.8%
15,072	Axsome Therapeutics, Inc. (a)	886,686
Pharmaceutical and Medicine Manufacturing - 2.5%
7,833	West Pharmaceutical Services, Inc.	1,192,574
Professional, Scientific, and Technical Services - 2.2%
11,490	Leidos Holdings, Inc.	1,053,059
Residential Building Construction - 1.7%
322	NVR, Inc. (a)	827,253
Semiconductor and Other Electronic Component Manufacturing - 12.4%
25,936	Advanced Micro Devices, Inc. (a)	1,179,569
17,131	Cirrus Logic, Inc. (a)	1,124,308
24,087	Enphase Energy, Inc. (a)	777,769
4,020	Lam Research Corp.	964,800
4,353	NVIDIA Corp.	1,147,451
9,431	SolarEdge Technologies, Inc. (a)	772,210
		5,966,107
Software Publishers - 14.4%
4,870	Ansys, Inc. (a)	1,132,129
7,849	Coupa Software, Inc. (a)	1,096,741
3,127	Fair Isaac Corp. (a)	962,146
17,457	Manhattan Associates, Inc. (a)	869,708
4,173	Paycom Software, Inc. (a)	842,988
3,764	Tyler Technologies, Inc. (a)	1,116,252
14,654	Varonis Systems, Inc. (a)	933,020
		6,952,984
Telecommunications - 7.2%
16,100	Cogent Communications Holdings, Inc.	1,319,717
7,420	ResMed, Inc.	1,092,892
4,987	RingCentral, Inc. (a)	1,056,795
		3,469,404
Textile Furnishings Mills - 1.4%
15,778	Tempur Sealy International, Inc. (a)	689,656
	TOTAL COMMON STOCKS (Cost $58,399,049)	48,143,418

MONEY MARKET FUNDS - 0.2%
91,120	First American Government Obligations Fund - Class X, 0.43% (c)	91,120
	TOTAL MONEY MARKET FUNDS (Cost $91,120)	91,120

	TOTAL INVESTMENTS (Cost $58,490,169) - 100.1%	48,234,538
	Liabilities in Excess of Other Assets - (0.1)%	(23,202)
	TOTAL NET ASSETS - 100.0%	$48,211,336

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Foreign Issue Security.

(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

9

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS - 99.3%
Australia - 13.5%
126,194	Coles Group Ltd.	$1,176,750
6,102	CSL Ltd.	1,113,542
201,624	Fortescue Metals Group Ltd.	1,240,191
53,202	JB Hi-Fi Ltd.	916,288
33,277	Magellan Financial Group Ltd.	890,798
50,247	Woolworths Ltd.	1,084,835
		6,422,404
Denmark - 2.4%
11,809	Orsted A/S	1,162,565
Finland - 5.2%
20,678	Elisa OYJ	1,288,070
62,452	Kojamo OYJ	1,190,218
		2,478,288
Germany - 6.7%
9,284	Bechtle AG	1,196,977
23,039	CTS Eventim AG & Co. KGaA	1,046,373
19,380	Nemetschek SE	967,824
		3,211,174
Israel - 3.9%
75,248	Alony Hetz Properties & Investments Ltd.	877,522
445,638	Mivne Real Estate K.D Ltd. (a)	970,173
		1,847,695
Italy - 9.6%
44,121	Amplifon S.p.A.	910,935
60,149	Azimut Holding S.p.A.	874,340
153,754	Banca Mediolanum S.p.A.	788,525
144,295	Enel S.p.A.	1,008,808
116,060	Poste Italiane S.p.A.	988,180
		4,570,788
Japan - 15.8%
13,900	JCR Pharmaceuticals Co., Ltd.	1,217,745
32,700	Kobe Bussan Co., Ltd.	1,295,531
26,500	Lasertec Corp.	1,247,059
58,700	Nomura Research Institute Ltd.	1,249,064
64,600	Sekisui House Ltd.	1,072,111
20,400	Welcia Holdings Co., Ltd.	1,432,411
		7,513,921
Netherlands - 4.7%
4,360	ASML Holding N.V.	1,165,856
14,382	Euronext N.V.	1,075,438
		2,241,294
New Zealand - 5.0%
77,233	Fisher & Paykel Healthcare Corp. Ltd.	1,400,063
416,304	Meridian Energy Ltd.	1,003,573
		2,403,636
Spain - 2.0%
40,424	Ferrovial S.A.	975,044

The accompanying notes are an integral part of these financial statements.

10

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
Sweden - 12.0%
53,190	AF Poyry AB	$818,883
25,086	Fastighets AB Balder (a)	905,298
116,748	Kungsleden AB	885,121
28,571	L E Lundbergforetagen AB	1,176,048
73,196	Nibe Industrier AB	1,069,910
62,002	Wihlborgs Fastigheter AB	866,801
		5,722,061
Switzerland - 4.7%
17,880	Galenica AG	1,226,057
14,737	Landis+Gyr Group AG	1,019,724
		2,245,781
United Kingdom - 13.8%
237,691	Avast PLC	1,161,456
21,500	AVEVA Group PLC	933,076
326,628	Boohoo Group PLC (a)	774,083
59,217	Intermediate Capital Group PLC	659,405
133,576	JD Sports Fashion PLC	759,390
12,324	London Stock Exchange Group PLC	1,114,394
92,014	Softcat PLC	1,185,191
		6,586,995
	TOTAL COMMON STOCKS (Cost $55,622,921)	47,381,646

MONEY MARKET FUNDS - 0.2%
110,065	First American Government Obligations Fund - Class X, 0.43% (b)	110,065
	TOTAL MONEY MARKET FUNDS (Cost $110,065)	110,065

	TOTAL INVESTMENTS (Cost $55,732,986) - 99.5%	47,491,711
	Other Assets in Excess of Liabilities - 0.5%	213,393
	TOTAL NET ASSETS - 100.0%	$47,705,104

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yeild.

The accompanying notes are an integral part of these financial statements.

11

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 86.8%
International Developed Equity - 49.7%
636,689	Alpha Architect International Quantitative Momentum ETF (a)(b)	$13,179,462
516,794	Alpha Architect International Quantitative Value ETF (a)(b)	10,738,979
		23,918,441
U.S. Equity - 37.1%
416,961	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	10,829,311
388,668	Alpha Architect U.S. Quantitative Value ETF (a)(b)	7,038,778
		17,868,089
	TOTAL INVESTMENT COMPANIES (Cost $60,460,409)	41,786,530

MONEY MARKET FUNDS - 0.0% (c)
16,705	First American Government Obligations Fund - Class X, 0.43% (d)	16,705
	TOTAL MONEY MARKET FUNDS (Cost $16,705)	16,705

	TOTAL INVESTMENTS (Cost $60,477,114) - 86.8%	41,803,235
	TOTAL SECURITIES SOLD SHORT (Proceeds $40,652,302) - (71.5)%	(34,443,473)
	Other Assets in Excess of Liabilities - 84.7%	40,803,324
	TOTAL NET ASSETS - 100.0%	$48,163,086

Percentages are stated as a percent of net assets.

(a)	Affiliated Fund.
(b)	All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $23,427,169.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

12

Alpha Architect Value Momentum Trend ETF
Schedule of Securities Sold Short
March 31, 2020 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 71.5%
457,462	iShares MSCI EAFE ETF	$24,455,919
38,749	SPDR S&P 500 ETF Trust	9,987,554
	TOTAL INVESTMENT COMPANIES (Proceeds $40,652,302)	$34,443,473

The accompanying notes are an integral part of these financial statements.

13

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Assets:
Investments, at value	$60,446,423	$72,170,941
Dividends and interest receivable	299,728	976,934
Spot trade receivable	-	8,911
Total assets	60,746,151	73,156,786
Liabilities:
Accrued investment advisory fees	29,779	37,739
Spot trade payable	-	9,004
Total liabilities	29,779	46,743
Net Assets	$60,716,372	$73,110,043

Net Assets Consist of:
Capital stock	$135,346,952	$118,211,544
Total Distributable Earnings	(74,630,580)	(45,101,501)
Net Assets:	$60,716,372	$73,110,043

Calculation of Net Asset Value Per Share:
Net Assets	$60,716,372	$73,110,043
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	3,350,000	3,500,000
Net Asset Value per Share	$18.12	$20.89

Cost of Investments	$89,037,684	$101,195,978

The accompanying notes are an integral part of these financial statements.

14

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Assets:
Investments, at value	$48,234,538	$47,491,711
Receivable for investments sold	2,626,741	-
Dividends and interest receivable	12,607	238,193
Spot trade receivable	-	22,271
Total assets	50,873,886	47,752,175
Liabilities:
Payable for fund shares redeemed	2,640,465	-
Accrued investment advisory fees	22,085	24,569
Spot trade payable	-	22,502
Total liabilities	2,662,550	47,071
Net Assets	$48,211,336	$47,705,104

Net Assets Consist of:
Capital stock	$77,554,752	$83,770,081
Total Distributable Earnings	(29,343,416)	(36,064,977)
Net Assets:	$48,211,336	$47,705,104

Calculation of Net Asset Value Per Share:
Net Assets	$48,211,336	$47,705,104
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	1,850,000	2,300,000
Net Asset Value per Share	$26.06	$20.74

Cost of Investments	$58,490,169	$55,732,986

The accompanying notes are an integral part of these financial statements.

15

ALPHA ARCHITECT ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2020 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Assets:
Investments in affiliates, at value	$41,786,530
Non-affiliated investments, at value	16,705
Deposit at broker for securities sold short	41,310,595
Receivable for investments sold	449,280
Interest receivable	47
Total assets	83,563,157
Liabilities:
Securities sold short, at value	34,443,473
Payable for fund shares redeemed	517,873
Payable for investment securities purchased	368,654
Distribution payable	56,218
Accrued investment advisory fees	9,555
Broker Interest Payable	4,298
Total liabilities	35,400,071
Net Assets	$48,163,086

Net Assets Consist of:
Capital Stock	$74,434,911
Total Distributable Earnings	(26,271,825)
Net Assets:	$48,163,086

Calculation of Net Asset Value Per Share:
Net Assets	$48,163,086
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	2,325,000
Net Asset Value per Share	$20.72

Cost of Investments in Affiliates	$60,460,409
Cost of Non-Affiliated Investments	$16,705
Proceeds from Securities Sold Short	$40,652,302

The accompanying notes are an integral part of these financial statements.

16

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2020 (Unaudited)

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $94,245, respectively)	$1,469,209	$1,326,193
Interest income	2,225	1,651
Total investment income	1,471,434	1,327,844

Expenses:
Investment advisory fees	233,457	265,018
Total expenses	233,457	265,018

Net investment income	1,237,977	1,062,826

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(12,055,840)	(5,074,382)
In-kind redemptions	3,558,542	5,385,369
Foreign currency	-	(48,461)
	(8,497,298)	262,526
Net change in unrealized depreciation on:
Investments	(26,880,204)	(20,810,508)
Foreign currency	-	(1,448,982)
	(26,880,204)	(22,259,490)
Net realized and unrealized loss on investments:	(35,377,502)	(21,996,964)
Net decrease in net assets resulting from operations	$(34,139,525)	$(20,934,138)

The accompanying notes are an integral part of these financial statements.

17

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2020 (Unaudited)

	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Investment Income:
Dividend income (net of foreign withholding tax of $0 and $35,792, respectivley)	$254,791	$507,226
Interest income	1,715	1,608
Total investment income	256,506	508,834

Expenses:
Investment advisory fees	149,141	177,378
Overdraft fees expense	-	1,427
Total expenses	149,141	178,805

Net investment income	107,365	330,029

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(2,468,523)	(5,248,331)
In-kind redemptions	7,236,075	4,001,363
Foreign currency	-	(140,209)
	4,767,552	(1,387,177)
Net change in unrealized depreciation on:
Investments	(12,221,331)	(9,207,901)
Foreign currency translation	-	(885,224)
	(12,221,331)	(10,093,125)
Net realized and unrealized loss	(7,453,779)	(11,480,302)
Net decrease in net assets resulting from operations	$(7,346,414)	$(11,150,273)

The accompanying notes are an integral part of these financial statements.

18

ALPHA ARCHITECT ETF TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2020 (Unaudited)

Alpha Architect Value Momentum Trend ETF
Investment Income:
Dividend income from affiliates	$528,297
Interest income	13,725
Total investment income	542,022

Expenses:
Investment advisory fees	162,460
Dividend expense	56,218
Other expenses	4,298
Total expenses	222,976
Less: Reimbursement of expenses from Advisor (Note 3)	(74,609)
Net expenses	148,367

Net investment income	393,655

Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments in affiliates	(522,402)
In-kind redemptions	(1,097,076)
Securities sold short	(18,021)
(1,637,499)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliates	(9,841,896)
Securities sold short	5,694,725
(4,147,171)
Net realized and unrealized loss on investments	(5,784,670)
Net decrease in net assets resulting from operations	$(5,391,015)

The accompanying notes are an integral part of these financial statements.

19

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Value ETF		Alpha Architect International Quantitative Value ETF
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,237,977	$1,765,206	$1,062,826	$2,334,134
Net realized gain (loss) on investments	(8,497,298)	(12,846,214)	262,526	(8,983,453)
Net change in unrealized appreciation (depreciation) on investments	(26,880,204)	154,988	(22,259,490)	(4,759,142)
Net decrease in net assets resulting from operations	(34,139,525)	(10,926,020)	(20,934,138)	(11,408,461)

Distributions to Shareholders:
Net investment income	(1,096,292)	(1,800,483)	(1,209,047)	(2,390,973)
Total distributions	(1,096,292)	(1,800,483)	(1,209,047)	(2,390,973)

Capital Share Transactions:
Proceeds from shares sold	51,607,300	64,953,370	41,836,834	29,327,925
Payments for shares redeemed	(47,596,520)	(84,435,665)	(26,877,770)	(38,331,625)
Net increase (decrease) in net assets from net change in capital share transactions	4,010,780	(19,482,295)	14,959,064	(9,003,700)
Total decrease in net assets	(31,225,037)	(32,208,798)	(7,184,121)	(22,803,134)
Net Assets:
Beginning of period	91,941,409	124,150,207	80,294,164	103,097,298
End of period	$60,716,372	$91,941,409	$73,110,043	$80,294,164

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,300,000	4,000,000	3,000,000	3,350,000
Shares sold	1,850,000	2,350,000	1,450,000	1,050,000
Shares reinvested	-	–	-	–
Shares repurchased	(1,800,000)	(3,050,000)	(950,000)	(1,400,000)
Shares outstanding, end of period	3,350,000	3,300,000	3,500,000	3,000,000

The accompanying notes are an integral part of these financial statements.

20

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect U.S. Quantitative Momentum ETF		Alpha Architect International Quantitative Momentum ETF
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$107,365	$(8,509)	$330,029	$620,927
Net realized gain (loss) on investments	4,767,552	(5,328,685)	(1,387,177)	(6,429,673)
Net change in unrealized appreciation (depreciation) on investments	(12,221,331)	(4,839,439)	(10,093,125)	65,297
Net decrease in net assets resulting from operations	(7,346,414)	(10,176,633)	(11,150,273)	(5,743,449)

Distributions to Shareholders:
Net investment income	(84,369)	(34,407)	(401,245)	(763,251)
Total distributions	(84,369)	(34,407)	(401,245)	(763,251)

Capital Share Transactions:
Proceeds from shares sold	60,551,260	72,363,622	44,926,104	68,801,846
Payments for shares redeemed	(60,452,820)	(91,589,810)	(42,057,455)	(71,203,020)
Net increase (decrease) in net assets from net change in capital share transactions	98,440	(19,226,188)	2,868,649	(2,401,174)
Total increase in net assets	(7,332,343)	(29,437,228)	(8,682,869)	(8,907,874)
Net Assets:
Beginning of period	55,543,679	84,980,907	56,387,973	65,295,847
End of period	$48,211,336	$55,543,679	$47,705,104	$56,387,973

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,850,000	2,500,000	2,200,000	2,300,000
Shares sold	1,900,000	2,450,000	1,750,000	2,700,000
Shares reinvested	-	-	-	-
Shares repurchased	(1,900,000)	(3,100,000)	(1,650,000)	(2,800,000)
Shares outstanding, end of period	1,850,000	1,850,000	2,300,000	2,200,000

The accompanying notes are an integral part of these financial statements.

21

ALPHA ARCHITECT ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Alpha Architect Value Momentum Trend ETF
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$393,655	$353,238
Net realized loss on investments	(1,637,499)	(8,818,755)
Net change in unrealized depreciation on investments	(4,147,171)	(13,849,496)
Net decrease in net assets resulting from operations	(5,391,015)	(22,315,013)

Distributions to Shareholders:
Net investment income	(1,105,437)	(483,624)
Total distributions	(1,105,437)	(483,624)

Capital Share Transactions:
Proceeds from shares sold	1,072,975	8,584,400
Payments for shares redeemed	(27,566,968)	(35,048,555)
Net decrease in net assets from net change in capital share transactions	(26,493,993)	(26,464,155)
Total decrease in net assets	(32,990,445)	(49,262,792)
Net Assets:
Beginning of period	81,153,531	130,416,323
End of period	$48,163,086	$81,153,531

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,450,000	4,500,000
Shares sold	50,000	350,000
Shares reinvested	-	-
Shares repurchased	(1,175,000)	(1,400,000)
Shares outstanding, end of period	2,325,000	3,450,000

The accompanying notes are an integral part of these financial statements.

22

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS

March 31, 2020 (Unaudited)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Period
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2020 (Unaudited)	$27.86	0.36	(9.78)	(9.42)	(0.32)	-	(0.32)	$18.12
Year Ended September 30, 2019	$31.04	0.51	(3.32)	(2.81)	(0.37)	-	(0.37)	$27.86
Year Ended September 30, 2018	$27.11	0.39	3.88	4.27	(0.34)	-	(0.34)	$31.04
Year Ended September 30, 2017	$23.12	0.32	3.98	4.30	(0.31)	-	(0.31)	$27.11
Year ended September 30, 2016	$23.09	0.33	0.03	0.36	(0.33)	-	(0.33)	$23.12
October 22, 2014(7) to September 30, 2015	$25.00	0.29	(1.95)	(1.66)	(0.25)	-	(0.25)	$23.09

Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2020 (Unaudited)	$26.76	0.32	(5.84)	(5.52)	(0.35)	-	(0.35)	$20.89
Year Ended September 30, 2019	$30.78	0.73	(3.99)	(3.26)	(0.76)	-	(0.76)	$26.76
Year Ended September 30, 2018	$31.89	0.84	(1.11)	(0.27)	(0.84)	-	(0.84)	$30.78
Year Ended September 30, 2017	$24.66	0.62	7.13	7.75	(0.52)	-	(0.52)	$31.89
Year ended September 30, 2016	$23.16	0.46	1.38	1.84	(0.34)	-	(0.34)	$24.66
December 17, 2014(7) to September 30, 2015	$25.00	0.54	(1.98)	(1.44)	(0.40)	-	(0.40)	$23.16

Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2020 (Unaudited)	$30.02	0.06	(3.98)	(3.92)	(0.04)	-	(0.04)	$26.06
Year Ended September 30, 2019	$33.99	(0.00)(8)	(3.96)	(3.96)	(0.01)	-	(0.01)	$30.02
Year Ended September 30, 2018	$27.15	(0.03)	6.87	6.84	-	-	-	$33.99
Year Ended September 30, 2017	$24.56	0.06	2.61	2.67	(0.07)	(0.01)	(0.08)	$27.15
December 2, 2015(7) to September 30, 2016	$25.00	0.05	(0.45)	(0.40)	(0.04)	-	(0.04)	$24.56

Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2020 (Unaudited)	$25.63	0.14	(4.86)	(4.72)	(0.17)	-	(0.17)	$20.74
Year Ended September 30, 2019	$28.39	0.28	(2.69)	(2.41)	(0.35)	-	(0.35)	$25.63
Year Ended September 30, 2018	$28.24	0.27	0.15	0.42	(0.27)	-	(0.27)	$28.39
Year Ended September 30, 2017	$25.88	0.28	2.26	2.54	(0.18)	-	(0.18)	$28.24
December 23, 2015(7) to September 30, 2016	$25.00	0.18	0.81	0.99	(0.11)	(0.00)(8)	(0.11)	$25.88

Alpha Architect Value Momentum Trend ETF
Six Months Ended March 31, 2020 (Unaudited)	$23.52	0.13	(2.57)	(2.44)	(0.36)	-	(0.36)	$20.72
Year Ended September 30, 2019	$28.98	0.09	(5.43)	(5.34)	(0.12)	-	(0.12)	$23.52
Year Ended September 30, 2018	$27.10	0.34	1.87	2.21	(0.33)	-	(0.33)	$28.98
May 3, 2017(7) to September 30, 2017	$25.00	0.13	2.06	2.19	(0.09)	(0.00)(8)	(0.09)	$27.10

23

ALPHA ARCHITECT ETF TRUST

FINANCIAL HIGHLIGHTS (CONTINUED)

March 31, 2020 (Unaudited)

			Ratios to Average Net Assets
	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(6)
Alpha Architect U.S. Quantitative Value ETF
Six Months Ended March 31, 2020 (Unaudited)	(34.16%)	$60,716	0.49%	0.49%	2.60%	33%
Year Ended September 30, 2019	(8.43%)	$91,941	0.59%	0.59%	1.83%	77%
Year Ended September 30, 2018	15.72%	$124,150	0.79%	0.79%	1.28%	46%
Year Ended September 30, 2017	18.71%	$74,565	0.79%	0.79%	1.28%	81%
Year ended September 30, 2016	1.58%	$55,480	0.79%	0.79%	1.46%	74%
October 22, 2014(7) to September 30, 2015	(6.72%)	$47,343	0.79%	0.79%	1.17%	69%

Alpha Architect International Quantitative Value ETF
Six Months Ended March 31, 2020 (Unaudited)	(20.79%)	$73,110	0.59%	0.59%	2.37%	28%
Year Ended September 30, 2019	(10.46%)	$80,294	0.66%	0.66%	2.70%	76%
Year Ended September 30, 2018	(0.92%)	$103,097	0.79%	0.79%	2.62%	30%
Year Ended September 30, 2017	31.77%	$68,554	0.79%	0.79%	2.18%	44%
Year ended September 30, 2016	8.00%	$35,755	0.79%	0.79%	1.95%	119%
December 17, 2014(7) to September 30, 2015	(5.96%)	$18,529	0.79%	0.79%	2.67%	33%

Alpha Architect U.S. Quantitative Momentum ETF
Six Months Ended March 31, 2020 (Unaudited)	(13.03%)	$48,211	0.49%	0.49%	0.35%	47%
Year Ended September 30, 2019	(11.63%)	$55,544	0.59%	0.59%	(0.01)%	115%
Year Ended September 30, 2018	25.19%	$84,981	0.79%	0.79%	(0.11)%	91%
Year Ended September 30, 2017	10.90%	$39,370	0.79%	0.79%	0.24%	168%
December 2, 2015(7) to September 30, 2016	(1.58%)	$23,332	0.79%	0.79%	0.28%	213%

Alpha Architect International Quantitative Momentum ETF
Six Months Ended March 31, 2020 (Unaudited)	(18.39%)	$47,705	0.59%	0.59%	1.10%	64%
Year Ended September 30, 2019	(8.45%)	$56,388	0.66%	0.66%	1.09%	135%
Year Ended September 30, 2018	1.42%	$65,296	0.79%	0.79%	0.91%	119%
Year Ended September 30, 2017	9.90%	$43,767	0.79%	0.79%	1.11%	105%
December 23, 2015(7) to September 30, 2016	3.96%	$19,408	0.79%	0.79%	0.93%	217%

Alpha Architect Value Momentum Trend ETF
Six Months Ended March 31, 2020 (Unaudited)	(10.67%)	$48,163	0.41%	0.62%	1.09%	3%
Year Ended September 30, 2019	(18.43%)	$81,154	1.84%	2.14%	0.37%	155%
Year Ended September 30, 2018	8.17%	$130,416	0.01%(5)	0.46%(5)	1.16%(5)	44%
May 3, 2017(7) to September 30, 2017	8.77%	$40,644	0.00%	0.45%	1.27%	0%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	The net expenses, total expenses, and net investment income (loss) ratios excluding the effect of broker interest expense on securities sold short were 0.00%, 0.45%, and 1.17%, respectively.
(6)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(7)	Commencement of operations.
(8)	Rounds to less than $.005.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

24

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

NOTE 1 – ORGANIZATION

Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, and Alpha Architect Value Momentum Trend ETF (individually a “Fund” or collectively the “Funds”) is a series of the Alpha Architect ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF are considered diversified under the 1940 Act. In contrast, Alpha Architect Value Momentum Trend ETF is currently considered non-diversified under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The investment objective of each Fund is to track the total return performance, before fees and expenses, of its particular index. The underlying index for each Fund is defined below:

Fund	Index
Alpha Architect U.S. Quantitative Value ETF	Alpha Architect Quantitative Value Index
Alpha Architect International Quantitative Value ETF	Alpha Architect International Quantitative Value Index
Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect Quantitative Momentum Index
Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum Index
Alpha Architect Value Momentum Trend ETF	Alpha Architect Value Momentum Trend Index

Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF began managing to each Fund’s respective index effective February 1, 2017. A short description of each index is as follows:

The Alpha Architect Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation.

The Alpha Architect International Quantitative Value Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued non-U.S. equity securities or their depositary receipts with the potential for capital appreciation.

The Alpha Architect Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

25

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

The Alpha Architect International Quantitative Momentum Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 non-U.S. equity securities with positive momentum, as described in the Prospectus. A “momentum” style of investing emphasizes investing in securities that have had higher recent total return performance compared to other securities.

Alpha Architect Value Momentum Trend ETF commenced operations on May 3, 2017 and manages to the Alpha Architect Value Momentum Trend Index. The Alpha Architect Value Momentum Trend Index is comprised of the following ETFs advised by Empowered Funds, LLC (“Adviser”): U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF (collectively, the “Alpha Architect ETFs”). The Alpha Architect ETFs invest in either domestic or international equity securities, and employ either a “momentum” or a “value” investment strategy. In addition, the Index may, from time to time, use hedging strategies.

Shares of the Funds are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” For Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF a Creation Unit consists of 50,000 shares. During a portion of the period covered by this Report, a Creation Unit for Alpha Architect Value Momentum Trend ETF also consisted of 50,000 shares. However, effective as of March 20, 2020, a Creation Unit for Alpha Architect Value Momentum Trend ETF consists of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a Transaction Fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of a Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (Standard Transaction Fees”). Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Funds, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, each Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

26

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If on a particular day an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2020, the Funds did not hold any “fair valued” securities.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, would be based on the best information available.

27

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of each Fund’s investments as of March 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Alpha Architect U.S. Quantitative Value ETF
Assets*
Common Stocks	$60,195,177	$-	$-	$60,195,177
Money Market Funds	251,246	-	-	251,246
Total Investments in Securities	$60,446,423	$-	$-	$60,446,423

Alpha Architect International Quantitative Value ETF
Assets*
Common Stocks	$71,868,809	$-	$-	$71,868,809
Money Market Funds	302,132	-	-	302,132
Total Investments in Securities	$72,170,941	$-	$-	$72,170,941

Alpha Architect U.S. Quantitative Momentum ETF
Assets*
Common Stocks	$48,143,418	$-	$-	$48,143,418
Money Market Funds	91,120	-	-	91,120
Total Investments in Securities	$48,234,538	$-	$-	$48,234,538

Alpha Architect International Quantitative Momentum ETF
Assets*
Common Stocks	$47,381,646	$-	$-	$47,381,646
Money Market Funds	110,065	-	-	110,065
Total Investments in Securities	$47,491,711	$-	$-	$47,491,711

Alpha Architect Value Momentum Trend ETF
Assets*
Investment Companies	$41,786,530	$-	$-	$41,786,530
Money Market Funds	16,705	-	-	16,705
Total Investments in Securities	$41,803,235	$-	$-	$41,803,235

Liabilities*
Investment Companies	$(34,443,473)	$-	$-	$(34,443,473)
Total Investments in Securities	$(34,443,473)	$-	$-	$(34,443,473)

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended March 31, 2020, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

28

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

For Alpha Architect Value Momentum Trend ETF, the risks of hedging include hedging activity sometimes being ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security or basket of securities will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced. Hedging strategies could limit the Fund’s gains in rising markets and may expose the Fund to costs to which it would otherwise not have been exposed.

See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Funds.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency.” The remainder of gains (losses) attributable to securities is included on the “Statement of Operations” under “Net realized gain (loss) – Investments,” “Net realized gain (loss) – In-kind redemptions,” and “Change in Net Unrealized Appreciation (Depreciation) – Investments.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

29

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

D.	Federal Income Taxes. Each Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to a Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended March 31, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended March 31, 2020, the Funds did not have liabilities for any unrecognized tax benefits. A Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended March 31, 2020, the Funds did not incur any interest or penalties.

Each Fund is subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations. Each Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary for tax purposes.

G.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

H.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

30

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

J.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal year ended September 30, 2019, the following table shows the reclassifications made:

	Undistributed Net Investment Gain (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Alpha Architect U.S. Quantitative Value ETF	$(1)	$(5,800,361)	$5,800,362
Alpha Architect International Quantitative Value ETF	197,272	(3,346,941)	3,149,669
Alpha Architect U.S. Quantitative Momentum ETF	4,200	(10,084,244)	10,080,044
Alpha Architect International Quantitative Momentum ETF	(42,876)	(6,418,547)	6,461,423
Alpha Architect Value Momentum Trend ETF	940,999	(2,037,803)	1,096,804

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to Investment Advisory Agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

At an in-person Board meeting held on October 14, 2019, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the Advisory Agreements. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

Alpha Architect U.S. Quantitative Value ETF	0.49%
Alpha Architect International Quantitative Value ETF	0.59%
Alpha Architect U.S. Quantitative Momentum ETF	0.49%
Alpha Architect International Quantitative Momentum ETF	0.59%
Alpha Architect Value Momentum Trend ETF	0.45%

The Adviser has contractually agreed to waive all or a portion of its management fee for the Alpha Architect Value Momentum Trend ETF until at least February 1, 2021 to the extent necessary to prevent (i) management fees paid to the investment adviser for the Fund plus (ii) the aggregate amount of management fees paid to the Adviser for management of the Alpha Architect ETFs that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, from exceeding 0.79% of the Fund’s daily net assets. This waiver agreement may be terminated only by agreement of the investment adviser and the Fund’s Board of Trustees. The fee waived is not subject to recoupment.

On December 21, 2015, a Participation Agreement was executed between Advanced Alpha Architect, L.P. (“Investing Fund”), a limited partnership organized under the laws of the State of Delaware, and the Trust. Alpha Architect, LLC is the General Partner of the Investing Fund and conducts the investment program of the Investing Fund. Each of the Investing Fund and Alpha Architect, LLC is an affiliate of the Adviser.

As of March 31, 2020, Advanced Alpha Architect, L.P. owned shares of the Funds as follows:

	Shares	% Ownership
Alpha Architect U.S. Quantitative Value ETF	48,362	1.44
Alpha Architect International Quantitative Value ETF	61,660	1.76
Alpha Architect U.S. Quantitative Momentum ETF	44,665	2.35
Alpha Architect International Quantitative Momentum ETF	61,689	2.68
Alpha Architect Value Momentum Trend ETF	-	-

31

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2020, purchases and sales of securities for the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$65,768,969	$30,436,156
Alpha Architect International Quantitative Value ETF	46,986,649	24,692,129
Alpha Architect U.S. Quantitative Momentum ETF	75,262,547	27,905,803
Alpha Architect International Quantitative Momentum ETF	75,562,300	37,777,765
Alpha Architect Value Momentum Trend ETF	2,030,758	30,596,549

For the fiscal period ended March 31, 2020, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Alpha Architect U.S. Quantitative Value ETF	$16,198,186	$47,677,239
Alpha Architect International Quantitative Value ETF	18,656,199	26,417,515
Alpha Architect U.S. Quantitative Momentum ETF	12,667,042	59,798,006
Alpha Architect International Quantitative Momentum ETF	6,576,157	41,693,916
Alpha Architect Value Momentum Trend ETF	978,032	27,243,868

There were no purchases or sales of U.S. Government securities during the year.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Alpha Architect Value Momentum Trend ETF’s transactions with affiliates represent holdings for which it and the Alpha Architect ETFs have the same investment adviser. The Alpha Architect Value Momentum Trend ETF had the following transactions with such affiliated investee funds during the fiscal period ended March 31, 2020:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Total
Value, Beginning of Period	$18,557,017	$22,315,732	$19,252,878	$22,506,855	$82,632,482
Purchases	235,017	314,897	315,335	2,143,542	3,008,791
Proceeds from Sales	(7,983,920)	(8,778,928)	(7,416,791)	(8,213,732)	(32,393,371)
Net Realized Gains (Losses)(1)	(238,002)	(1,489,149)	868,496	(760,821)	(1,619,476)
Change in Unrealized Appreciation (Depreciation)	(3,531,334)	(1,623,573)	(2,190,607)	(2,496,382)	(9,841,896)
Value, End of Period	7,038,778	10,738,979	10,829,311	13,179,462	41,786,530
Dividend Income	159,517	223,743	19,510	125,527	528,297
Capital Gains Distributions	-	-	-	-	-

(1)	The total Net Realized Loss of $1,619,476 agrees to the sum of the following components of Realized Gain/(Loss) on the Statement of Operations: “Investments in affiliates” and “In-kind redemptions”.

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF
Shares, Beginning of Period	666,081	829,686	641,256	878,450
Number of Shares Purchased	10,151	13,498	10,890	84,131
Number of Shares Sold	(287,564)	(326,390)	(235,185)	(325,892)
Shares, End of Period	388,668	516,794	416,961	636,689

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at March 31, 2020 were as follows*:

	Alpha Architect U.S. Quantitative Value ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect U.S. Quantitative Momentum ETF	Alpha Architect International Quantitative Momentum ETF	Alpha Architect Value Momentum Trend ETF
Tax cost of Investments	$93,685,796	$86,435,194	$53,580,357	$54,673,479	$68,853,939
Gross tax unrealized appreciation	4,703,031	4,967,143	4,112,390	3,150,093	1,465,188
Gross tax unrealized depreciation	(6,554,868)	(11,766,503)	(2,151,544)	(1,555,659)	(10,120,777)
Net tax unrealized appreciation (depreciation)	$(1,851,837)	$(6,799,360)	$1,960,846	$1,594,434	$(8,655,589)
Undistributed ordinary income	188,094	502,828	-	108,231	820,897
Undistributed long-term gain	-	-	-	-	-
Total distributable earnings	188,094	502,828	-	108,231	820,897
Other accumulated gain (loss)	(37,731,019)	(16,661,784)	(23,873,479)	(26,216,124)	(11,940,681)
Total accumulated gain (loss)	$(39,394,762)	$(22,958,316)	$(21,912,633)	$(24,513,459)	$(19,775,373)

* Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

32

ALPHA ARCHITECT ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2020 (UNAUDITED)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the period ended September 30, 2019, the Funds had the following qualified late year losses:

	Post October Late Year Loss Deferral	Post October Capital Loss Deferral
Alpha Architect U.S. Quantitative Value ETF	$-	$-
Alpha Architect International Quantitative Value ETF	-	-
Alpha Architect U.S. Quantitative Momentum ETF	75,391	-
Alpha Architect International Quantitative Momentum ETF	-	-
Alpha Architect Value Momentum Trend ETF	-	-

At September 30, 2019, the Funds had the following capital loss carryforwards:

	Unlimited Short-Term	Unlimited Long-Term
Alpha Architect U.S. Quantitative Value ETF	$(29,354,097)	$(8,376,922)
Alpha Architect International Quantitative Value ETF	(13,615,915)	(3,045,869)
Alpha Architect U.S. Quantitative Momentum ETF	(23,798,088)	-
Alpha Architect International Quantitative Momentum ETF	(26,216,124)	-
Alpha Architect Value Momentum Trend ETF	(11,806,192)	(134,489)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended March 31, 2020 and fiscal year ended September 30, 2019 were as follows:

	For the Six Months Ended March 31, 2020	Fiscal Year Ended September 30, 2019
	Ordinary Income	Ordinary Income
Alpha Architect U.S. Quantitative Value ETF	$1,096,293	$1,800,483
Alpha Architect International Quantitative Value ETF	1,209,047	2,390,973
Alpha Architect U.S. Quantitative Momentum ETF	84,369	34,407
Alpha Architect International Quantitative Momentum ETF	401,245	763,251
Alpha Architect Value Momentum Trend ETF	1,105,437	483,624

NOTE 8 – OTHER INFORMATION

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued.

There were no transactions that occurred during the period subsequent to March 31, 2020, that materially impacted the amounts or disclosures in the Funds’ financial statements.

Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Funds’ has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Effective on or about July 1, 2020, each Fund will become actively managed. Accordingly, each Fund’s investment objective will be changed, respectively.

33

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV). Shareholders may pay more than net asset value when they buy Fund shares and receive less than net asset value when they sell those shares, because shares are bought and sold at current market prices. The chart presented represents past performance and cannot be used to predict future results.

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Period Ended September 30, 2015		Fiscal Period Ended September 30, 2015

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	13	6.53%
0.75% to 0.999%	3	1.26%	14	7.04%
0.50% to 0.749%	2	0.84%	25	12.56%
0.25% to 0.499%	12	5.04%	44	22.10%
0.00% to 0.249%	151	63.45%	34	17.09%
-0.001% to -0.249%	60	25.21%	28	14.07%
-0.25% to -0.499%	6	2.52%	14	7.04%
-0.50% to -0.749%	3	1.26%	11	5.53%
-0.75% to -0.999%	1	0.42%	3	1.51%
-1.00% or more	0	0.00%	13	6.53%
	238	100.00%	199	100.00%

34

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended September 30, 2016		Fiscal Year Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	34	13.44%
0.75% to 0.999%	3	1.19%	21	8.30%
0.50% to 0.749%	5	1.98%	26	10.28%
0.25% to 0.499%	12	4.74%	31	12.25%
0.00% to 0.249%	95	37.55%	23	9.09%
-0.001% to -0.249%	106	41.89%	29	11.47%
-0.25% to -0.499%	19	7.51%	29	11.46%
-0.50% to -0.749%	6	2.37%	27	10.67%
-0.75% to -0.999%	5	1.98%	12	4.74%
-1.00% or more	2	0.79%	21	8.30%
	253	100.00%	253	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Period Ended September 30, 2016		Fiscal Period Ended September 30, 2016

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	12	5.69%	34	17.35%
0.75% to 0.999%	4	1.90%	14	7.14%
0.50% to 0.749%	13	6.16%	21	10.71%
0.25% to 0.499%	15	7.11%	36	18.38%
0.00% to 0.249%	65	30.80%	25	12.76%
-0.001% to -0.249%	47	22.27%	21	10.71%
-0.25% to -0.499%	23	10.90%	11	5.61%
-0.50% to -0.749%	10	4.74%	7	3.57%
-0.75% to -0.999%	5	2.37%	6	3.06%
-1.00% or more	17	8.06%	21	10.71%
	211	100.00%	196	100.00%

35

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	1	0.40%	10	3.98%
0.75% to 0.999%	1	0.40%	24	9.56%
0.50% to 0.749%	2	0.80%	45	17.93%
0.25% to 0.499%	19	7.57%	67	26.70%
0.00% to 0.249%	113	45.01%	55	21.92%
-0.001% to -0.249%	101	40.24%	26	10.36%
-0.25% to -0.499%	12	4.78%	12	4.78%
-0.50% to -0.749%	2	0.80%	4	1.59%
-0.75% to -0.999%	0	0.00%	4	1.59%
-1.00% or more	0	0.00%	4	1.59%
	251	100.00%	251	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended September 30, 2017		Fiscal Year Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	5	1.99%	6	2.39%
0.75% to 0.999%	4	1.59%	31	12.35%
0.50% to 0.749%	9	3.59%	44	17.53%
0.25% to 0.499%	22	8.76%	61	24.30%
0.00% to 0.249%	82	32.68%	51	20.32%
-0.001% to -0.249%	81	32.27%	24	9.56%
-0.25% to -0.499%	23	9.16%	20	7.97%
-0.50% to -0.749%	13	5.18%	11	4.38%
-0.75% to -0.999%	6	2.39%	2	0.80%
-1.00% or more	6	2.39%	1	0.40%
	251	100.00%	251	100.00%

36

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Period Ended September 30, 2017

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	2	1.89%
0.25% to 0.499%	24	22.64%
0.00% to 0.249%	58	54.71%
-0.001% to -0.249%	17	16.04%
-0.25% to -0.499%	5	4.72%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	106	100.00%

37

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended September 30, 2018		Fiscal Year Ended September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	10	3.98%
0.75% to 0.999%	0	0.00%	11	4.38%
0.50% to 0.749%	2	0.80%	47	18.73%
0.25% to 0.499%	11	4.38%	65	25.90%
0.00% to 0.249%	142	56.57%	59	23.51%
-0.001% to -0.249%	90	35.86%	35	13.94%
-0.25% to -0.499%	5	1.99%	11	4.38%
-0.50% to -0.749%	0	0.00%	6	2.39%
-0.75% to -0.999%	0	0.00%	2	0.80%
-1.00% or more	1	0.40%	5	1.99%
	251	100.00%	251	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended September 30, 2018		Fiscal Year Ended September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	6	2.39%	22	8.76%
0.75% to 0.999%	7	2.79%	22	8.76%
0.50% to 0.749%	13	5.18%	46	18.33%
0.25% to 0.499%	19	7.57%	69	27.49%
0.00% to 0.249%	73	29.08%	46	18.33%
-0.001% to -0.249%	78	31.08%	23	9.16%
-0.25% to -0.499%	29	11.55%	9	3.59%
-0.50% to -0.749%	10	3.98%	6	2.39%
-0.75% to -0.999%	9	3.59%	3	1.20%
-1.00% or more	7	2.79%	5	1.99%
	251	100.00%	251	100.00%

38

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Year Ended September 30, 2018

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.40%
0.50% to 0.749%	5	1.99%
0.25% to 0.499%	45	17.93%
0.00% to 0.249%	143	56.96%
-0.001% to -0.249%	43	17.13%
-0.25% to -0.499%	9	3.59%
-0.50% to -0.749%	2	0.80%
-0.75% to -0.999%	2	0.80%
-1.00% or more	1	0.40%
	251	100.00%

39

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Fiscal Year Ended September 30, 2019		Fiscal Year Ended September 30, 2019

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	5	1.99%
0.75% to 0.999%	2	0.80%	5	1.99%
0.50% to 0.749%	1	0.40%	17	6.77%
0.25% to 0.499%	6	2.39%	34	13.55%
0.00% to 0.249%	136	54.17%	54	21.51%
-0.001% to -0.249%	97	38.65%	46	18.33%
-0.25% to -0.499%	6	2.39%	38	15.14%
-0.50% to -0.749%	3	1.20%	23	9.16%
-0.75% to -0.999%	0	0.00%	8	3.19%
-1.00% or more	0	0.00%	21	8.37%
	251	100.00%	251	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Fiscal Year Ended September 30, 2019		Fiscal Year Ended September 30, 2019

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	3	1.20%	3	1.20%
0.75% to 0.999%	1	0.40%	7	2.79%
0.50% to 0.749%	3	1.20%	13	5.18%
0.25% to 0.499%	7	2.79%	45	17.93%
0.00% to 0.249%	109	43.43%	72	28.68%
-0.001% to -0.249%	111	44.21%	55	21.91%
-0.25% to -0.499%	10	3.98%	28	11.16%
-0.50% to -0.749%	4	1.59%	10	3.98%
-0.75% to -0.999%	1	0.40%	10	3.98%
-1.00% or more	2	0.80%	8	3.19%
	251	100.00%	251	100.00%

40

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Fiscal Year Ended September 30, 2019

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.40%
0.50% to 0.749%	2	0.80%
0.25% to 0.499%	6	2.39%
0.00% to 0.249%	94	37.45%
-0.001% to -0.249%	132	52.58%
-0.25% to -0.499%	15	5.98%
-0.50% to -0.749%	1	0.40%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	251	100.00%

41

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Value		Quantitative Value
	ETF		ETF
	Period Ended March 31, 2020		Period Ended March 31, 2020

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	12	9.53%
0.75% to 0.999%	0	0.00%	6	4.76%
0.50% to 0.749%	1	0.79%	20	15.87%
0.25% to 0.499%	3	2.38%	25	19.84%
0.00% to 0.249%	78	61.91%	23	18.26%
-0.001% to -0.249%	41	32.54%	9	7.14%
-0.25% to -0.499%	1	0.79%	7	5.56%
-0.50% to -0.749%	2	1.59%	4	3.17%
-0.75% to -0.999%	0	0.00%	5	3.97%
-1.00% or more	0	0.00%	15	11.90%
	126	100.00%	126	100.00%

	Alpha Architect U.S.		Alpha Architect International
	Quantitative Momentum		Quantitative Momentum
	ETF		ETF
	Period Ended March 31, 2020		Period Ended March 31, 2020

Premium/Discount Range	Number of Trading Days	% of Total Trade Days	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%	7	5.56%
0.75% to 0.999%	0	0.00%	5	3.97%
0.50% to 0.749%	1	0.79%	10	7.94%
0.25% to 0.499%	7	5.56%	32	25.39%
0.00% to 0.249%	69	54.77%	24	19.05%
-0.001% to -0.249%	43	34.13%	23	18.25%
-0.25% to -0.499%	4	3.17%	7	5.55%
-0.50% to -0.749%	1	0.79%	6	4.76%
-0.75% to -0.999%	1	0.79%	2	1.59%
-1.00% or more	0	0.00%	10	7.94%
	126	100.00%	126	100.00%

42

ALPHA ARCHITECT ETF TRUST

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

(Unaudited)

	Alpha Architect Value
	Momentum Trend
	ETF
	Period Ended March 31, 2020

Premium/Discount Range	Number of Trading Days	% of Total Trade Days

1.00% or more	0	0.00%
0.75% to 0.999%	1	0.79%
0.50% to 0.749%	1	0.79%
0.25% to 0.499%	0	0.00%
0.00% to 0.249%	14	11.11%
-0.001% to -0.249%	90	71.43%
-0.25% to -0.499%	11	8.73%
-0.50% to -0.749%	6	4.76%
-0.75% to -0.999%	2	1.59%
-1.00% or more	1	0.80%
	126	100.00%

43

ALPHA ARCHITECT ETF TRUST

Expense Example

March 31, 2020 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2019 to March 31, 2020).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period October 1, 2019 to March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional cost were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During Period
	Expense	Account Value	Account Value	October 1, 2019 to
	Ratio	October 1, 2019	March 31, 2020	March 31, 2020

Alpha Architect U.S. Quantitative Value ETF[1]
Actual	0.49%	$1,000.00	$658.40	$2.03
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.55	2.48
Alpha Architect International Quantitative Value ETF[1]
Actual	0.59%	$1,000.00	$792.10	$2.64
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98
Alpha Architect U.S. Quantitative Momentum ETF [1]
Actual	0.49%	$1,000.00	$869.70	$2.29
Hypothetical (5% annual return before expenses)	0.49%	1,000.00	1,022.55	2.48
Alpha Architect International Quantitative Momentum ETF [1]
Actual	0.59%	$1,000.00	$816.10	$2.68
Hypothetical (5% annual return before expenses)	0.59%	1,000.00	1,022.05	2.98
Alpha Architect Value Momentum Trend ETF[1,2]
Actual	0.41%	$1,000.00	$893.30	$1.94
Hypothetical (5% annual return before expenses)	0.41%	1,000.00	1,022.95	2.07

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366, to reflect the one-half year period.

2.	The Advisor has waived fees incurred by the Fund that are directly attributable to the Fund’s ownership of shares of the Alpha Architect ETFs, to prevent management fees from exceeding 0.79% of the Fund’s daily net assets.

44

ALPHA ARCHITECT ETF TRUST

Federal Tax Information (Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended September 30, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	100.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	100.00%
Alpha Architect Value Momentum Trend ETF	99.96%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2019 was as follows:

Alpha Architect U.S. Quantitative Value ETF	100.00%
Alpha Architect International Quantitative Value ETF	0.00%
Alpha Architect U.S. Quantitative Momentum ETF	100.00%
Alpha Architect International Quantitative Momentum ETF	0.00%
Alpha Architect Value Momentum Trend ETF	32.33%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each Fund was 0.00% (unaudited).

45

ALPHA ARCHITECT ETF TRUST

Foreign Tax Credit Pass Through

(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended September 30, 2019. Foreign taxes paid for financial statement purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
Alpha Architect International Quantitative Value ETF	$251,734	$0.0839	100.00%
Alpha Architect International Quantitative Momentum ETF	96,942	0.0441	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

46

ALPHA ARCHITECT ETF TRUST

OFFICERS AND AFFILIATED TRUSTEE

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated Trustee.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Wesley R. Gray 1980	Chief Executive Officer/Chief Investment Officer	Indefinite term; Trustee since 2014; CEO / CIO since 2010	CEO / CIO, Alpha Architect (Since 2010) Assistant Professor of Finance, Drexel University (2010-2014)
John R. Vogel 1983	Chief Financial Officer/Chief Investment Officer	Indefinite term; Principal Financial Officer since 2014, CFO / CIO since 2011	CFO / CIO, Alpha Architect (Since 2011)
Patrick R. Cleary 1982	Chief Operating Officer/Chief Compliance Officer	Indefinite term; CCO / COO since 2015. COO since 2014.	CCO / COO, Alpha Architect (Since 2015)

INDEPENDENT TRUSTEES

The following table sets forth certain information about the Trust’s Independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present)	8	None
Chukwuemeka (Emeka) O. Oguh Born: 1983 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present); Co-founder and CEO, Apptempo (2013 – 2015); Head of Product, Dataminr (2011 – 2013); Fund of Funds analyst, Merrill Lynch (2005 – 2009)	8	None
Michael S. Pagano, Ph.D., CFA Born: 1962 c/o Alpha Architect Trust 213 Foxcroft Road, Broomall, PA 19008	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 - present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of the International Journal of Managerial Finance (2005 - present), Atlantic Economic Journal (2014 – 2015) and Advances in Quantitative Analysis of Finance and Accounting (2010 - present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 - present); Member of FINRA’s Market Regulation Committee (2009 - present); Member of Bloomberg’s Tradebook Advisory Council (2012 - 2014).	8	None

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

47

ALPHA ARCHITECT ETF TRUST

BOARD REVIEW AND APPROVAL OF ADVISORY CONTRACTS (Unaudited)

The Board (the members of which are referred to as “Trustees”) of the Alpha Architect ETF Trust (the “Trust”) met in person on October 14, 2019 to consider the approval of both (a) the Advisory Agreement (the “AA Advisory Agreement”) between the Trust, on behalf of Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, and Alpha Architect International Quantitative Momentum ETF, and Empowered Funds, LLC (the “Adviser”); and (b) Advisory Agreement (the “VMOT Advisory Agreement”) between the Trust, on behalf of the on behalf of Alpha Architect Value Momentum Trend ETF series of the Trust, and the Adviser.

In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve each of the AA Advisory Agreement and the VMOT Advisory Agreement (together, the “Advisory Agreements”). In connection with considering approval of the Advisory Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice.

In reaching the decision to approve the Advisory Agreements, the Board considered and reviewed information provided by the Adviser, including among other things information about its personnel, operations, financial condition, and compliance and risk management. The Board also reviewed copies of the proposed Advisory Agreements.

During their review and consideration, the Board focused on and reviewed the factors they deemed relevant, including:

1)	Nature, Quality and Extent of Services. The Board was presented and considered information concerning the nature, quality and extent of the overall services expected to be provided by the Adviser to the Funds. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”) and arranging service providers for the Funds. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to each Fund, monitoring compliance with each Fund's objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust's administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing assets and the adequacy of the Adviser’s resources.

2)	Performance. The Board considered the relative performance information for each of the Funds. The Board utilized performance reports provided to the Board in anticipation of the meeting, as well as performance reports provided at regular Board meetings for the Funds.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund classified as an actively-managed ETF focused on value stocks in the US stock market. The Board noted that the Fund tracks a proprietary index called the Alpha Architect Quantitative Value Index. In addition, the Fund is benchmarked against the S&P 500 Value Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve months. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed its benchmark on a one-year and since inception basis, but slightly outperformed on a three-year basis. However, given the Fund’s high active share level and the rules-based nature of the management of the Fund, the Board was satisfied with the Fund’s performance.

Alpha Architect International Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified as an actively-managed ETF focused on value stocks in the stock markets outside of the United States. The Board noted that the Fund tracks a proprietary index called the Alpha Architect International Quantitative Value Index. In addition, the Fund is benchmarked against the MSCI EAFE Value Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve months. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed its benchmark on a one-year, but outperformed on a three-year and since-inception basis. Given the foregoing, and the Fund’s high active share level and the rules-based nature of the management of the Fund, the Board was pleased with the Fund’s performance.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund as an actively-managed ETF focused on momentum stocks in the US stock market. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect Quantitative Momentum Index. In addition, the Fund is benchmarked against the S&P 500 Growth Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve months. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed its benchmark on a one-year, three-year and since-inception basis. However, given the Fund’s high active share level and the rules-based nature of the management of the Fund, the Board was satisfied with the Fund’s performance.

Alpha Architect International Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund classified as an actively-managed ETF focused on momentum stocks in the stock markets outside of the United States. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect International Quantitative Momentum Index. In addition, the Fund is benchmarked against the MSCI EAFE Growth Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level, and its performance over the prior twelve months. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed its benchmark on a one-year, three-year and since-inception basis. However, given the Fund’s high active share level and the rules-based nature of the management of the Fund, the Board was satisfied with the Fund’s performance.

48

Alpha Architect Value Momentum Trend ETF: The Board considered the third-party peer group analysis that included comparison against both other exchanged-traded funds and mutual funds. The Board also considered that the third-party analyses classified the Fund classified as an actively-managed fund-of-funds ETF. The Board noted that the passively-managed Fund tracks a proprietary index called the Alpha Architect Value Momentum Trend Index. In addition, the Fund is benchmarked against the MSCI World Index as shown in the Trust’s prospectus. The Board examined the Fund’s net expense ratio versus its peers, its fee levels on an active share basis, the Fund’s active share level and its performance over the prior twelve months. In addition, the Board considered other Fund performance information provided in the Materials. Among other things, it was noted the Fund’s performance trailed its benchmark on a one-year and since inception basis, but outperformed on a three-year basis. However, given the Fund’s high active share level and the passive-index nature of the Fund, the Board was satisfied with the Fund’s performance.

3)	Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser. With respect to the advisory fee and expense ratio for each Fund, the Board also considered the fees and expense ratios versus the fees and expenses charged to other exchange-traded funds and mutual funds on both a standard and active share basis. The Board noted that there were few passively-managed and actively-managed ETFs and mutual funds using the strategies comparable to Adviser’s strategies, and it was therefore difficult to compare a Fund’s management fee and estimated expenses with the fees and expenses of comparable passively-managed and actively-managed ETFs and mutual funds.

Nonetheless, the Board considered, among other information, the data provided in the third-party report.

Alpha Architect U.S. Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds, which were in the third and second quartile, respectively, versus ETFs on a standard and active share basis. Additionally, the Fund’s fees were in the first quartile versus mutual funds on both a standard and active share basis. The Board also considered the recent decrease in the Fund’s advisory fee level. The Board was satisfied with the Fund’s current fee level.

Alpha Architect International Quantitative Value ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds, which were in the fourth quartile versus ETFs and the first quartile versus mutual funds on both a standard and active share basis. The Board was satisfied with the Fund’s current fee level.

Alpha Architect U.S. Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds, which were in the third quartile versus ETFs and the second quartile versus mutual funds on both a standard and active share basis. The Board also considered the recent decrease in the Fund’s advisory fee level. The Board was satisfied with the Fund’s current fee level.

Alpha Architect International Quantitative Momentum ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio and active fees against both other exchanged-traded funds and mutual funds, which were in the third quartile versus ETFs and the second quartile versus mutual funds on both a standard and active share basis. The Board was satisfied with the Fund’s current fee level.

Alpha Architect Value Momentum Trend ETF: The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio excluding hedging expenses against both other fund-of-fund exchanged-traded funds and mutual funds, which were in the third quartile versus ETFs and the second quartile versus mutual funds. Additionally, The Board considered the third-party peer group analysis that included comparison of the Fund’s net expense ratio including hedging expenses against both long-short exchanged-traded funds and mutual funds, which were in the fourth quartile versus ETFs and the second quartile versus mutual funds. The Board considered the Adviser’s explanation that other long-short funds’ expense ratios do not reflect hedging due to their use of futures, versus the Fund’s shorting expenses which are included in the Fund’s total expense ratio. The Board was satisfied with the Fund’s current fee level.

4)	Costs and Profitability. The Board further considered information regarding the profits realized by the Adviser in connection with providing services to the Funds. The Board reviewed estimated profit and loss information provided by the Adviser with respect to the Funds, and the costs associated with the personnel, systems and equipment necessary to manage each Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses the Adviser would pay in accordance with the Advisory Agreements. The Board also took into consideration that the Adviser agreed to pay all expenses incurred by the Funds except for the fees paid to the Adviser pursuant to the Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expenses and other non-routine or extraordinary expenses.

5)	Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from Fund operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. The Board concluded that the Adviser would not receive any material fall-out benefits from its advisory services to the Funds.

6)	Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the advisory fees for QVAL and QMOM were reduced in the past year. The Board also noted that the proposed advisory fees for each Fund do not include breakpoints, but concluded that it was still premature to meaningfully evaluate potential economies of scale.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, approved the Advisory Agreements, including the compensation payable under the Agreements.

49

ALPHA ARCHITECT ETF TRUST

INFORMATION ABOUT PORTFOLIO HOLDINGS

(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at http://www.alphaarchitect.com/funds daily.

INFORMATION ABOUT PROXY VOTING

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at http://www.alphaarchitect.com/funds.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

PRIVACY POLICY

(Unaudited)

ALPHA ARCHITECT ETF TRUST (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to "adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.”

However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

50

Adviser

Empowered Funds, LLC

213 Foxcroft Road

Broomall, PA 19008

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 1250

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC

doing business as U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Alpha Architect U.S. Quantitative Value ETF

Symbol – QVAL

CUSIP – 02072L102

Alpha Architect International Quantitative Value ETF

Symbol – IVAL

CUSIP – 02072L201

Alpha Architect U.S. Quantitative Momentum ETF

Symbol – QMOM

CUSIP – 02072L409

Alpha Architect International Quantitative Momentum ETF

Symbol – IMOM

CUSIP – 02072L300

Alpha Architect Value Momentum Trend ETF

Symbol – VMOT

CUSIP – 02072L508

51

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)  A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpha Architect ETF Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	05/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date	05/29/2020

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Chief Financial Officer and Treasurer

Date	05/29/2020